Phoenix Investment Partners

                                SEMIANNUAL REPORT

                                                         MARCH 31, 2000

         SENECA

                                                         -- Phoenix-Seneca
                                                            Bond Fund

                                                         -- Phoenix-Seneca
                                                            Growth Fund

                                                         -- Phoenix-Seneca
                                                            Mid-Cap "EDGE"-SM-
                                                            Fund

                                                         -- Phoenix-Seneca
                                                            Real Estate
                                                            Securities Fund

[LOGO]  PHOENIX
        INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Seneca Funds for the six months ended March 31, 2000.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

APRIL 3, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund..................................................     3
Phoenix-Seneca Growth Fund................................................    12
Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund....................................    18
Phoenix-Seneca Real Estate Securities Fund................................    24
Notes to Financial Statements.............................................    30

Phoenix-Seneca Bond Fund

                         INVESTMENTS AT MARCH 31, 2000
                                  (UNAUDITED)

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------
U.S. GOVERNMENT SECURITIES--0.2%

U.S. TREASURY NOTES--0.2%
U.S. Treasury Notes 6.625%, 6/30/01......    Aaa     $  100  $   100,181
------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $101,052)                                       100,181
------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--14.0%
Fannie Mae 6.50%, 12/1/28................    Aaa        371      347,952
Fannie Mae 6.50%, 8/1/29.................    Aaa        966      905,944
Fannie Mae 7%, 1/1/30....................    Aaa      1,505    1,446,648
Fannie Mae 7.50%, 3/1/30.................    Aaa      1,100    1,081,390
Fannie Mae 8.75%, 5/25/17................    Aaa          4        4,416
Fannie Mae Strip I.O. 2.375%,
10/25/23(c)..............................    Aaa        176        3,600
Freddie Mac 6%, 10/15/27.................    Aaa      1,125    1,026,800
Freddie Mac 7%, 7/15/23..................    Aaa        796      736,380
Freddie Mac 8.75%, 12/15/20..............    Aaa          3        2,695
GNMA 7%, 2/15/26.........................    Aaa         16       15,729
GNMA WI 6%, 4/15/30......................    Aaa        600      549,375
------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,236,415)                                   6,120,929
------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.4%
Citibank Standard Credit Card Master
Trust 1 93-2, A 5.95%, 9/7/03............    Aaa         40       38,453

Olympic Automobile Receivables Trust
96-B, CTFS 6.90%, 2/15/04................    Aaa         56       56,263

Olympic Automobile Receivables Trust
96-C, A5 7%, 3/15/04.....................    Aaa        400      399,816

Olympic Automobile Receivables Trust
96-D, A5 6.25%, 11/15/04.................    Aaa      1,000      991,745
------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,502,782)                                   1,486,277
------------------------------------------------------------------------
                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------
CORPORATE BONDS--64.8%

AIR FREIGHT--1.0%
Federal Express Corp. Series 98-1A 6.72%,
1/15/22..................................     Aa     $  490  $   453,547

AIRLINES--2.1%
Alaska Airlines, Inc. Series A 9.50%,
4/12/10..................................    Baa        109      108,812
Alaska Airlines, Inc. Series D 9.50%,
4/12/12..................................    Baa        438      455,914

Delta Air Lines, Inc. Series B2 10.06%,
1/2/16...................................    Baa         65       74,117

United Airlines, Inc. Series 91-B 10.11%,
2/19/06..................................    Baa         16       17,396

United Airlines, Inc. Series 91-E 9.76%,
5/27/06..................................    Baa         82       85,517

United Airlines, Inc. Series 95-A1 9.02%,
4/19/12..................................    Baa        176      181,452
                                                             -----------
                                                                 923,208
                                                             -----------

BANKS (MAJOR REGIONAL)--2.1%
First Republic Bancorp 7.75%, 9/15/12....   BB+(d)      300      262,259
Wells Fargo Capital I 7.96%, 12/15/26....     Aa        700      667,345
                                                             -----------
                                                                 929,604
                                                             -----------

BANKS (MONEY CENTER)--0.9%
BankAmerica Corp. Institutional Series A
144A 8.07%, 12/31/26(b)..................     Aa        400      385,985

BROADCASTING (TELEVISION, RADIO & CABLE)--5.8%
AMFM, Inc. 8%, 11/01/08..................     Ba        500      495,000

Charter Communications 144A 0%,
1/15/10(b)(c)............................     B         500      273,750

Fox/Liberty Networks LLC 0%,
8/15/07(c)...............................     Ba      1,580    1,271,900
Jones Intercable, Inc. 9.625%, 3/15/02...    Baa        300      312,000

Turner Broadcasting System, Inc. 8.40%,
2/1/24...................................    Baa        200      200,104
                                                             -----------
                                                               2,552,754
                                                             -----------

                       See Notes to Financial Statements                       3

Phoenix-Seneca Bond Fund

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------
COMMUNICATIONS EQUIPMENT--1.1%
Level 3 Communications, Inc. 144A 0%,
3/15/10(b)(c)............................     B      $1,000  $   500,000

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Finlay Fine Jewelry Corp. 8.375%,
5/1/08...................................     Ba         40       35,800

CONSUMER FINANCE--1.2%
Olympic Financial Ltd. 11.50%, 3/15/07...     B         297      311,850

Olympic/Arcadia Financial Ltd. 11.50%,
3/15/07..................................     B         200      209,750
                                                             -----------
                                                                 521,600
                                                             -----------

ELECTRONICS (SEMICONDUCTORS)--1.8%
SGC Holdings & Semiconductor Co. 12%,
8/1/09...................................     B         750      802,500
ENGINEERING & CONSTRUCTION--2.1%
Mastec, Inc. Series B 7.75%, 2/1/08......     Ba      1,000      927,500

ENTERTAINMENT--2.0%
Time Warner, Inc. 6.85%, 1/15/26.........    Baa        620      610,700
Time Warner, Inc. 9.125%, 1/15/13........    Baa         65       71,797

United Artists Theatre Circuit, Inc.
Series 95-A 9.30%, 7/1/15................     B         323      206,604
                                                             -----------
                                                                 889,101
                                                             -----------

FINANCIAL (DIVERSIFIED)--1.9%
Countrywide Capital I 8%, 12/15/26.......     A         200      181,171

Dollar Financial Group, Inc. Series A
10.875%, 11/15/06........................     B          75       75,000

Market Hub Partners Finance, Inc. 8.25%,
3/1/08...................................     Ba        250      235,000

Pinnacle Holdings Inc. 0%, 3/15/08(c)....     B         500      322,500
                                                             -----------
                                                                 813,671
                                                             -----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.1%
Park Place Entertainment 8.50%,
11/15/06.................................    Baa        500      485,000

HEALTH CARE (HOSPITAL MANAGEMENT)--0.9%
Universal Health Services, Inc. 8.75%,
8/15/05..................................     Ba        400      393,914

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.6%
Dade International, Inc. Series B
11.125%, 5/1/06..........................     B         260      252,525
                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------

HEALTH CARE (SPECIALIZED SERVICES)--1.1%
HEALTHSOUTH Corp. 9.50%, 4/1/01..........     Ba     $  500  $   494,129

HOMEBUILDING--1.7%
Lennar Corp. 7.625%, 3/1/09(e)...........     Ba        800      728,000

INVESTMENT BANKING/BROKERAGE--3.1%
Donaldson, Lufkin & Jenrette, Inc. 6.50%,
6/1/08...................................     A         200      183,309

Lehman Brothers Holdings, Inc. 8.80%,
3/1/15...................................     A          80       85,195

Lehman Brothers Holdings, Inc. Series F
7%, 5/15/03..............................     A         500      491,250

Socgen Real Estate LLC Series A 144A
7.64%, 12/29/49(b)(c)....................     A         650      606,098
                                                             -----------
                                                               1,365,852
                                                             -----------

LODGING-HOTELS--1.3%
Hammons (John Q.) Hotels, Inc. 8.875%,
2/15/04..................................     B         530      474,350

Hammons (John Q.) Hotels, Inc. 9.75%,
10/1/05..................................     B         100       88,000
                                                             -----------
                                                                 562,350
                                                             -----------

MACHINERY (DIVERSIFIED)--1.5%
Better Minerals & Aggregates 144A 13%,
9/15/09(b)...............................     B         650      648,375

MANUFACTURING (DIVERSIFIED)--0.0%
Hawk Corp. 10.25%, 12/1/03...............     Ba         10        9,350

MANUFACTURING (SPECIALIZED)--1.2%
Advanced Glassfiber Yarn 9.875%,
1/15/09..................................     B         300      262,500

BGF Industries, Inc. Series B 10.25%,
1/15/09..................................     B         300      271,500
                                                             -----------
                                                                 534,000
                                                             -----------

OIL & GAS (REFINING & MARKETING)--0.7%
El Paso Tenneco RACERS 97-C-1-2 144A
9.14%, 12/31/01(b).......................     NR        300      306,000

PAPER & FOREST PRODUCTS--0.1%
Container Corporation of America Series A
11.25%, 5/1/04...........................     B          40       40,800

4                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------
PUBLISHING (NEWSPAPERS)--0.7%
Garden State Newspapers, Inc. Series B
8.75%, 10/1/09...........................     B      $  325  $   290,875
RAILROADS--1.3%
Railworks Corp. 11.50%, 4/15/09..........     B         600      567,000

REITS--4.0%
ERP Operating L.P. 7.57%, 8/15/26........     A         170      170,290

Evans Withycomb Residential, Inc. 7.50%,
4/15/04..................................     A         100       98,499

First Industrial L.P. 7.15%, 5/15/27.....    Baa        500      488,821
Property Trust of America 6.875%,
2/15/08..................................    Baa          5        4,774
Regency Centers L.P. 7.4%, 4/1/04........    Baa        500      480,000

Security Capital Pacific Trust 7.375%,
10/15/06.................................    Baa        100       94,772

Security Capital Pacific Trust 7.90%,
2/15/16..................................    Baa        200      178,000

Washington Real Estate Investment Trust
7.125%, 8/13/03..........................    Baa        110      106,593

Weingarten Realty Investors Series A
6.88%, 6/25/27...........................     A         150      139,028
                                                             -----------
                                                               1,760,777
                                                             -----------

RESTAURANTS--0.6%
Foodmaker, Inc. Series B 9.75%,
11/1/03..................................   BB(d)       250      250,625

RETAIL (DISCOUNTERS)--0.7%
AMES Department Stores 10%, 4/15/06......     B         350      324,625
RETAIL (DRUG STORES)--0.8%
Rite Aid Corp. 144A 5.50%, 12/15/00(b)...     B         500      360,000
RETAIL (FOOD CHAINS)--0.9%
Kroger Co. 6%, 7/1/00(c).................    Baa        275      273,921

Meyer (Fred), Inc. Series 94-A2 8.64%,
7/2/12...................................  BBB-(d)       92       95,084
                                                             -----------
                                                                 369,005
                                                             -----------
RETAIL (GENERAL MERCHANDISE)--3.0%
K Mart Funding Corp. Series F 8.80%,
7/1/10...................................     Ba        500      479,321
                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------
RETAIL (GENERAL MERCHANDISE)--CONTINUED

Wal-Mart Stores, Inc. Series A-2 8.85%,
1/2/15...................................     Aa     $  750  $   828,750
                                                             -----------
                                                               1,308,071
                                                             -----------

RETAIL (SPECIALTY)--1.2%
Buhrmann U.S., Inc. 144A 12.25%,
11/1/09(b)...............................     B         500      508,750

SAVINGS & LOAN COMPANIES--1.1%
Sovereign Bancorp 6.625%, 3/15/01........     Ba        500      488,750

SERVICES (COMMERCIAL & CONSUMER)--4.1%
Coinmach Laundry Corp. Series D 11.75%,
11/15/05.................................     B         255      242,250

Loomis Fargo & Co. 10%, 1/15/04..........     B         300      297,375

Protection One Alarm Monitoring, Inc.
7.375%, 8/15/05..........................     Ba        500      362,500

SC International Services, Inc. Series B
9.25%, 9/1/07............................     B         190      182,400

United Rentals, Inc. Series B 8.80%,
8/15/08..................................     B         500      442,500
United Rentals, Inc. Series B 9.50%,
6/1/08...................................     B         250      230,000
Williams Scotsman, Inc. 9.875%, 6/1/07...     B          50       46,250
                                                             -----------
                                                               1,803,275
                                                             -----------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--4.5%
Nextel Commmunications, Inc. 0%,
10/31/07(c)..............................     B         700      486,500

Orion Network Systems 0%, 1/15/07(c).....     B          90       41,850
Sprint Spectrum L.P. 0%, 8/15/06(c)......    Baa      1,530    1,452,862
                                                             -----------
                                                               1,981,212
                                                             -----------

TELECOMMUNICATIONS (LONG DISTANCE)--1.2%
Global Crossing Holdings Ltd. 144A
9.125%, 11/15/06(b)......................     Ba        300      287,250

Qwest Communications International Corp.
0%, 10/15/07(c)..........................     Ba        275      221,031
                                                             -----------
                                                                 508,281
                                                             -----------

TEXTILES (APPAREL)--1.4%
Levi Strauss & Co. 144A 7%, 11/1/06(b)...     Ba      1,000      600,000

WASTE MANAGEMENT--1.6%
Waste Management, Inc. 6.125%,
7/15/01(c)...............................     Ba        750      716,987

                       See Notes to Financial Statements                       5

Phoenix-Seneca Bond Fund

                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------
WATER UTILITIES--2.3%
Marlin Water Trust 144A 7.09%,
12/15/01(b)..............................    Baa     $1,000  $   986,250
------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $30,216,758)                                 28,380,048
------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.7%

DLJ Commercial Mortgage Corp. 98-CG1, A1A
6.11%, 12/10/07..........................   AAA(d)      891      850,660

GE Capital Mortgage Services, Inc. 94-21,
B1 6.50%, 8/25/09........................     A          28       26,318

GMAC Commercial Mortgage Securities, Inc.
98-C2, A2 6.42%, 8/15/08.................    Aaa      1,178    1,113,637

Lehman ABS Corp. 94-C2, A 144A 8.145%,
11/2/07(b)...............................   BBB(d)       66       62,895

Morgan Stanley Capital I, 98-WF1, A2
6.55%, 12/15/07..........................   AAA(d)      485      463,878
Saxon Asset Securities Trust 00-1, AF3
7.755%, 10/25/20.........................    Aaa        425      427,554
------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,994,451)                                   2,944,942
------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--4.7%

CANADA--0.3%
Imax Corp. 7.875%, 12/1/05...............     Ba        150      136,875

MEXICO--2.2%
Pemex Finance Ltd., 6.30%, 05/15/10......    Aaa        500      445,625
Pemex Finance Ltd., 9.15%, 11/15/18......    Baa        500      510,000
                                                             -----------
                                                                 955,625
                                                             -----------

UNITED KINGDOM--2.2%
Abbey National PLC 7.35%, 10/29/49(c)....     Aa        100       95,797
                                                      PAR
                                           MOODY'S   VALUE
                                            RATING   (000)      VALUE
                                           --------  ------  -----------
UNITED KINGDOM--CONTINUED

Credit Suisse Group 144A 7.90%,
5/29/49(b)(c)............................     A      $  350  $   344,750

Orange PLC 8%, 8/1/08....................     Ba        300      300,750
Terra Nova (U.K.) Holdings 7.20%,
8/15/07..................................    Baa        250      235,667
                                                             -----------
                                                                 976,964
                                                             -----------
------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,166,648)                                   2,069,464
------------------------------------------------------------------------

                                                       SHARES
                                              ------------------------
PREFERRED STOCKS--3.1%

BANKS (MAJOR REGIONAL)--0.6%
First Republic Bank Series A Pfd. 144A
10.50%(b)...............................                3,000               272,250

TELECOMMUNICATIONS (LONG DISTANCE)--2.5%
IXC Communications, Inc. Series B Pfd.
PIK 12.50%..............................               10,500             1,092,000
-----------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,450,375)                                              1,364,250
-----------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS--0.4%

REITS--0.2%
Equity Office Properties Trust Series B
Cv. Pfd. 144A 5.25%(b)..................                2,000                77,750

SERVICES (COMMERCIAL & CONSUMER)--0.2%
United Rentals, Inc. Trust I Cv. Pfd.
144A 6.50%(b)...........................                2,000                66,250
-----------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $200,000)                                                  144,000
-----------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.3%
(IDENTIFIED COST $44,868,481)                                            42,610,091
-----------------------------------------------------------------------------------

6                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                  PAR
                                                 VALUE
                                                 (000)        VALUE
                                              -----------  -----------
SHORT-TERM OBLIGATIONS--4.7%

FEDERAL AGENCY SECURITIES--4.1%
FHLMC Discount Note 6.05%, 4/3/00.......        $1,800     $ 1,800,000
                                                  PAR
                                                 VALUE
                                                 (000)        VALUE
                                              -----------  -----------
REPURCHASE AGREEMENT--0.6%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 3/31/00 due
4/3/00, repurchase price $258,091
collateralized by U.S. Treasury Note
7.50%, 2/15/05, market value $268,401...           258         258,000
----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,057,395)                                 2,058,000
----------------------------------------------------------------------

TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $46,925,876)                                 44,668,091(a)
Cash and receivables, less liabilities--(2.0%)                  (859,458)
                                                             -----------
NET ASSETS--100.0%                                           $43,808,633
                                                             ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $154,893 and gross depreciation of $2,412,678 for federal income tax purposes. At March 31, 2000, the aggregate cost of securities for federal income tax purposes was $46,925,876.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2000, these securities amounted to a value of $6,014,103 or 13.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(e)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $46,925,876)                               $   44,668,091
Cash                                                                 292,673
Receivables
  Interest                                                           648,047
  Investment securities sold                                          51,528
  Fund shares sold                                                    21,944
Deferred organization expenses                                         8,183
Prepaid expenses                                                         449
                                                              --------------
    Total assets                                                  45,690,915
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,768,818
  Fund shares repurchased                                             10,000
  Transfer agent fee                                                  13,445
  Distribution fee                                                    11,976
  Financial agent fee                                                  7,156
  Investment advisory fee                                              5,094
  Trustees' fee                                                        4,711
Accrued expenses                                                      61,082
                                                              --------------
    Total liabilities                                              1,882,282
                                                              --------------
NET ASSETS                                                    $   43,808,633
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   46,045,697
Undistributed net investment income                                   78,156
Accumulated net realized loss                                        (57,435)
Net unrealized depreciation                                       (2,257,785)
                                                              --------------
NET ASSETS                                                    $   43,808,633
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $35,530,648)                 3,566,012
Net asset value and offering price per share                           $9.96
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,183,681)                    421,780
Net asset value per share                                              $9.92
Offering price per share $9.92/(1-4.75%)                              $10.41
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,636,323)                    266,908
Net asset value and offering price per share                           $9.88
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,457,981)                    147,458
Net asset value and offering price per share                           $9.89

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $ 1,699,068
Dividends                                                          37,250
                                                              -----------
    Total investment income                                     1,736,318
                                                              -----------
EXPENSES
Investment advisory fee                                           103,463
Distribution fee, Class A                                           4,024
Distribution fee, Class B                                          11,978
Distribution fee, Class C                                           5,709
Financial agent fee                                                38,876
Transfer agent                                                     35,047
Registration                                                       20,556
Printing                                                           12,542
Trustees                                                           10,835
Professional                                                       10,410
Custodian                                                           9,330
Amortization of deferred organization expenses                      5,344
Miscellaneous                                                      13,000
                                                              -----------
    Total expenses                                                281,114
    Less expenses borne by investment adviser                     (70,883)
    Custodian fees paid indirectly                                 (2,280)
                                                              -----------
    Net expenses                                                  207,951
                                                              -----------
NET INVESTMENT INCOME                                           1,528,367
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                                   (55,488)
Net change in unrealized appreciation (depreciation) on
  investments                                                  (1,069,856)
                                                              -----------
NET LOSS ON INVESTMENTS                                        (1,125,344)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   403,023
                                                              ===========

8                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            3/31/00    Year Ended
                                          (Unaudited)    9/30/99
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $ 1,528,367  $ 2,136,536
  Net realized gain (loss)                    (55,488)     286,567
  Net change in unrealized appreciation
    (depreciation)                         (1,069,856)  (1,374,017)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 403,023    1,049,086
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X           (1,408,622)  (1,783,876)
  Net investment income, Class A             (121,360)     (62,282)
  Net investment income, Class B              (89,872)     (41,217)
  Net investment income, Class C              (41,905)     (19,340)
  Net realized gains, Class X                (236,295)    (237,256)
  Net realized gains, Class A                 (20,676)      (6,691)
  Net realized gains, Class B                 (18,368)      (3,366)
  Net realized gains, Class C                  (7,786)      (4,337)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (1,944,884)  (2,158,365)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (276,990
    and 936,038 shares, respectively)       2,810,811    9,870,220
  Net asset value of shares issued from
    reinvestment of distributions
    (159,851 and 188,148 shares,
    respectively)                           1,609,546    1,984,360
  Cost of shares repurchased (239,540
    and 232,292 shares, respectively)      (2,438,785)  (2,442,507)
                                          -----------  -----------
Total                                       1,981,572    9,412,073
                                          -----------  -----------
CLASS A
  Proceeds from sales of shares (225,811
    and 302,053 shares, respectively)       2,266,977    3,154,123
  Net asset value of shares issued from
    reinvestment of distributions
    (12,055 and 5,398 shares,
    respectively)                             120,576       56,422
  Cost of shares repurchased (81,561 and
    74,593 shares, respectively)             (822,448)    (783,486)
                                          -----------  -----------
Total                                       1,565,105    2,427,059
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (134,953
    and 167,067 shares, respectively)       1,365,114    1,753,608
  Net asset value of shares issued from
    reinvestment of distributions
    (3,652 and 1,944 shares,
    respectively)                              36,347       20,300
  Cost of shares repurchased (26,909 and
    35,679 shares, respectively)             (269,679)    (375,271)
                                          -----------  -----------
Total                                       1,131,782    1,398,637
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (117,930
    and 50,510 shares, respectively)        1,188,829      529,791
  Net asset value of shares issued from
    reinvestment of distributions
    (4,307 and 1,056 shares,
    respectively)                              42,981       11,082
  Cost of shares repurchased (18,015 and
    49,464 shares, respectively)             (181,650)    (522,992)
                                          -----------  -----------
Total                                       1,050,160       17,881
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      5,728,619   13,255,650
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     4,186,758   12,146,371
NET ASSETS
  Beginning of period                      39,621,875   27,475,504
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $78,156 AND 211,548, RESPECTIVELY]    $43,808,633  $39,621,875
                                          ===========  ===========

                       See Notes to Financial Statements                       9

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS X
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS                                                             FROM
                                                  ENDED                     YEAR ENDED SEPTEMBER 30,                INCEPTION
                                                 3/31/00            ----------------------------------------        3/7/96 TO
                                               (UNAUDITED)              1999            1998            1997         9/30/96
Net asset value, beginning of period              $ 10.35           $  10.68        $  10.47        $  10.09         $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.37(1)            0.69(1)         0.56            0.62            0.31
  Net realized and unrealized gain (loss)           (0.28)             (0.31)           0.40            0.47            0.08
                                                  -------           --------        --------        --------         -------
      TOTAL FROM INVESTMENT OPERATIONS               0.09               0.38            0.96            1.09            0.39
                                                  -------           --------        --------        --------         -------
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.41)             (0.62)          (0.57)          (0.69)          (0.30)
  Dividends from net realized gains                 (0.07)             (0.09)          (0.18)          (0.02)             --
                                                  -------           --------        --------        --------         -------
      TOTAL DISTRIBUTIONS                           (0.48)             (0.71)          (0.75)          (0.71)          (0.30)
                                                  -------           --------        --------        --------         -------
Change in net asset value                           (0.39)             (0.33)           0.21            0.38            0.09
                                                  -------           --------        --------        --------         -------
NET ASSET VALUE, END OF PERIOD                    $  9.96           $  10.35        $  10.68        $  10.47         $ 10.09
                                                  =======           ========        ========        ========         =======
Total return                                         1.13%(4)           3.51%           9.44%          11.26%           4.02%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $35,531            $34,853         $26,455          $8,922          $3,927

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 0.90%(3)(5)(7)     1.06%(5)(7)     1.66%           1.53%(5)        0.56%(3)(5)
  Net investment income (loss)                       7.42%(3)           6.60%           5.92%           6.31%           7.54%(3)
Portfolio turnover                                     40%(4)             95%            112%          99.68%          52.82%(4)

                                                                   CLASS A
                                                 --------------------------------------------
                                                 SIX MONTHS                           FROM
                                                    ENDED             YEAR          INCEPTION
                                                   3/31/00           ENDED          7/1/98 TO
                                                 (UNAUDITED)        9/30/99          9/30/98
Net asset value, beginning of period                $ 10.29         $  10.68         $ 10.79
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         0.37(1)          0.59            0.13
  Net realized and unrealized gain (loss)             (0.28)           (0.33)          (0.07)
                                                    -------         --------         -------
      TOTAL FROM INVESTMENT OPERATIONS                 0.09             0.26            0.06
                                                    -------         --------         -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.39)           (0.56)          (0.17)
  Dividends from net realized gains                   (0.07)           (0.09)             --
                                                    -------         --------         -------
      TOTAL DISTRIBUTIONS                             (0.46)           (0.65)          (0.17)
                                                    -------         --------         -------
Change in net asset value                             (0.37)           (0.39)          (0.11)
                                                    -------         --------         -------
NET ASSET VALUE, END OF PERIOD                      $  9.92         $  10.29         $ 10.68
                                                    =======         ========         =======
Total return(2)                                        0.90%(4)         2.46%           0.53%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $4,184           $2,732            $348

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                1.15%(3)(7)      1.88%(7)        2.45%(3)
  Net investment income (loss)                         7.43%(3)         5.80%           5.17%(3)
Portfolio turnover                                       40%(4)           95%            112%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.05%, 1.13%, 3.41% and 9.31% for the periods ended March 31, 2000 and September 30, 1999, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.09%, 4.08% and 8.99% for the periods ended March 31, 2000 and September 30, 1999 and 1998, respectively.
(7) For the periods ended March 31, 2000 and September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

10
                       See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS B
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $10.27             $10.67           $10.79
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         0.34               0.52             0.11
  Net realized and unrealized gain (loss)                (0.29)             (0.33)           (0.08)
                                                        ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                    0.05               0.19             0.03
                                                        ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.37)             (0.50)           (0.15)
  Dividends from net realized gains                      (0.07)             (0.09)              --
                                                        ------             ------           ------
      TOTAL DISTRIBUTIONS                                (0.44)             (0.59)           (0.15)
                                                        ------             ------           ------
Change in net asset value                                (0.39)             (0.40)           (0.12)
                                                        ------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $ 9.88             $10.27           $10.67
                                                        ======             ======           ======
Total return(2)                                           0.58%(4)           1.67%            0.28%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $2,636             $1,593             $234

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                   1.90%(3)(7)        2.62%(7)         3.20%(3)
  Net investment income (loss)                            6.74%(3)           5.09%            4.42%(3)
Portfolio turnover                                          40%(4)             95%             112%(4)

                                                                         CLASS C
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $10.27             $10.67           $10.79
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         0.35               0.49             0.10
  Net realized and unrealized gain (loss)                (0.30)             (0.30)           (0.07)
                                                        ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                    0.05               0.19             0.03
                                                        ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.36)             (0.50)           (0.15)
  Dividends from net realized gains                      (0.07)             (0.09)              --
                                                        ------             ------           ------
      TOTAL DISTRIBUTIONS                                (0.43)             (0.59)           (0.15)
                                                        ------             ------           ------
Change in net asset value                                (0.38)             (0.40)           (0.12)
                                                        ------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $ 9.89             $10.27           $10.67
                                                        ======             ======           ======
Total return(2)                                           0.58%(4)           1.66%            0.28%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $1,458               $444             $439

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                   1.90%(3)(7)        2.91%(7)         3.20%(3)
  Net investment income (loss)                            6.82%(3)           4.71%            4.27%(3)
Portfolio turnover                                          40%(4)             95%             112%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.13%, 5.67% and 15.79% for the periods ended March 31, 2000 and September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.41%, 9.50% and 11.22% for the periods ended March 31, 2000 and September 30, 1999 and 1998, respectively.
(7) For the periods ended March 31, 2000 and September 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                         INVESTMENTS AT MARCH 31, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--84.6%
ALUMINUM--2.4%
Alcoa, Inc..............................        38,770  $  2,723,592

BANKS (MAJOR REGIONAL)--2.2%
Mellon Financial Corp...................        81,600     2,407,200

BROADCASTING (TELEVISION, RADIO & CABLE)--3.3%
AMFM, Inc.(b)...........................        58,890     3,658,541

CHEMICALS--3.0%
Dow Chemical Co. (The)..................        29,130     3,320,820

COMMUNICATIONS EQUIPMENT--8.5%
General Motors Corp. Class H(b).........        37,280     4,641,360
Metricom, Inc.(b).......................        28,350     1,314,731
Motorola, Inc...........................        24,190     3,444,051
                                                        ------------
                                                           9,400,142
                                                        ------------

COMPUTERS (HARDWARE)--3.9%
Sun Microsystems, Inc.(b)...............        45,920     4,302,847

COMPUTERS (NETWORKING)--3.6%
Cisco Systems, Inc.(b)..................        51,360     3,970,770

COMPUTERS (SOFTWARE & SERVICES)--4.8%
Microsoft Corp.(b)......................        49,700     5,280,625

ELECTRICAL EQUIPMENT--4.1%
General Electric Co.....................        29,280     4,543,890

ELECTRONICS (SEMICONDUCTORS)--4.0%
Intel Corp..............................        34,130     4,503,027

EQUIPMENT (SEMICONDUCTOR)--6.9%
Applied Materials, Inc.(b)..............        38,140     3,594,695
KLA-Tencor Corp.(b).....................        48,610     4,095,392
                                                        ------------
                                                           7,690,087
                                                        ------------

FINANCIAL (DIVERSIFIED)--8.5%
Citigroup, Inc..........................        83,290     4,940,138
Morgan Stanley Dean Witter & Co.........        55,740     4,546,294
                                                        ------------
                                                           9,486,432
                                                        ------------
HEALTH CARE (DIVERSIFIED)--4.6%
Bristol-Myers Squibb Co.................        49,730     2,871,908

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (DIVERSIFIED)--CONTINUED
Johnson & Johnson.......................        32,620  $  2,285,439
                                                        ------------
                                                           5,157,347
                                                        ------------

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--2.9%
Merck & Co., Inc........................        51,510     3,200,059

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.9%
Clorox Co. (The)........................        64,640     2,100,800

MANUFACTURING (DIVERSIFIED)--3.9%
Corning, Inc............................        22,380     4,341,720

OIL & GAS (DRILLING & EQUIPMENT)--4.3%
Halliburton Co..........................       116,040     4,757,640

PAPER & FOREST PRODUCTS--1.8%
Champion International Corp.............        37,140     1,977,705

RETAIL (BUILDING SUPPLIES)--3.9%
Lowe's Companies, Inc...................        73,890     4,313,329

RETAIL (GENERAL MERCHANDISE)--2.8%
Wal-Mart Stores, Inc....................        56,750     3,149,625

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.3%
Nextel Communications, Inc. Class
A(b)....................................        24,430     3,621,748
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $73,395,817)                             93,907,946
--------------------------------------------------------------------
FOREIGN COMMON STOCKS--10.4%

COMMUNICATIONS EQUIPMENT--6.7%
Nokia Oyj Sponsored ADR (Finland).......        17,290     3,756,252
Nortel Networks Corp. (Canada)..........        29,570     3,725,820
                                                        ------------
                                                           7,482,072
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--3.7%
STMicroelectronics N.V. (Netherlands)...        21,870     4,093,791
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,117,185)                              11,575,863
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.0%
(IDENTIFIED COST $78,513,002)                            105,483,809
--------------------------------------------------------------------

12                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--5.7%

REPURCHASE AGREEMENT--5.7%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 3/31/00 due
4/3/00, repurchase price $6,261,217
collateralized by U.S. Treasury Bond
8.875%, 2/15/19, market value
$6,389,142..............................      $  6,259  $  6,259,000
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,259,000)                               6,259,000
--------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $84,772,002)                                 111,742,809(a)
Cash and receivables, less liabilities--(0.7%)                   (749,859)
                                                             ------------
NET ASSETS--100.0%                                           $110,992,950
                                                             ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $32,151,911 and gross depreciation of $5,277,892 for federal income tax purposes. At March 31, 2000, the aggregate cost of securities for federal income tax purposes was $84,868,790.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $84,772,002)                               $111,742,809
Cash                                                                   480
Receivables
  Fund shares sold                                                 642,197
  Dividends and interest                                            74,959
Deferred organization expenses                                       8,183
Prepaid expenses                                                     1,320
                                                              ------------
    Total assets                                               112,469,948
                                                              ------------
LIABILITIES
Payables
  Investment securities purchased                                1,022,164
  Fund shares repurchased                                          207,207
  Distribution fee                                                  67,750
  Investment advisory fee                                           63,747
  Transfer agent fee                                                19,419
  Financial agent fee                                                7,150
  Trustees' fee                                                      4,711
Accrued expenses                                                    84,850
                                                              ------------
    Total liabilities                                            1,476,998
                                                              ------------
NET ASSETS                                                    $110,992,950
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $ 78,959,367
Undistributed net investment loss                                 (166,190)
Accumulated net realized gain                                    5,228,966
Net unrealized appreciation                                     26,970,807
                                                              ------------
NET ASSETS                                                    $110,992,950
                                                              ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $42,944,854)               1,816,926
Net asset value and offering price per share                        $23.64
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $48,278,362)               2,087,018
Net asset value per share                                           $23.13
Offering price per share $23.13/(1-4.75%)                           $24.28
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,431,118)                 461,021
Net asset value and offering price per share                        $22.63
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $9,338,616)                  413,563
Net asset value and offering price per share                        $22.58

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      371,890
Interest                                                              87,316
Foreign taxes witheld                                                 (2,427)
                                                              --------------
    Total investment income                                          456,779
                                                              --------------
EXPENSES
Investment advisory fee                                              317,559
Distribution fee, Class A                                             47,317
Distribution fee, Class B                                             36,077
Distribution fee, Class C                                             29,247
Financial agent fee                                                   56,915
Transfer agent                                                        45,075
Registration                                                          23,024
Printing                                                              22,421
Trustees                                                              11,885
Professional                                                           8,855
Custodian                                                              6,096
Amortization of deferred organization expenses                         5,344
Miscellaneous                                                         13,154
                                                              --------------
    Total expenses                                                   622,969
                                                              --------------
NET INVESTMENT LOSS                                                 (166,190)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    7,668,326
Net change in unrealized appreciation (depreciation) on
  investments                                                     16,164,592
                                                              --------------
NET GAIN ON INVESTMENTS                                           23,832,918
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   23,666,728
                                                              ==============

14                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            3/31/00     Year Ended
                                          (Unaudited)     9/30/99
                                          ------------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   (166,190) $  (251,366)
  Net realized gain (loss)                   7,668,326    7,420,446
  Net change in unrealized appreciation
    (depreciation)                          16,164,592    8,897,166
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               23,666,728   16,066,246
                                          ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class X               (4,159,508)  (2,678,808)
  Net realized gains, Class A               (3,991,659)  (2,257,410)
  Net realized gains, Class B                 (733,816)    (125,950)
  Net realized gains, Class C                 (651,429)     (32,675)
                                          ------------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (9,536,412)  (5,094,843)
                                          ------------  -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (81,151
    and 191,178 shares, respectively)        1,849,900    3,657,324
  Net asset value of shares issued from
    reinvestment of distributions
    (189,191 and 152,656 shares,
    respectively)                            4,124,386    2,665,381
  Cost of shares repurchased (244,953
    and 417,927 shares, respectively)       (5,308,182)  (7,626,080)
                                          ------------  -----------
Total                                          666,104   (1,303,375)
                                          ------------  -----------
CLASS A
  Proceeds from sales of shares (738,710
    and 713,052 shares, respectively)       16,386,777   12,978,542
  Net asset value of shares issued from
    reinvestment of distributions
    (183,997 and 130,999 shares,
    respectively)                            3,928,347    2,250,565
  Cost of shares repurchased (419,999
    and 329,410 shares, respectively)       (8,934,125)  (5,879,689)
                                          ------------  -----------
Total                                       11,380,999    9,349,418
                                          ------------  -----------
CLASS B
  Proceeds from sales of shares (232,294
    and 209,861 shares, respectively)        5,061,461    3,860,313
  Net asset value of shares issued from
    reinvestment of distributions
    (29,013 and 5,386 shares,
    respectively)                              607,535       92,053
  Cost of shares repurchased (28,183 and
    19,389 shares, respectively)              (612,860)    (368,688)
                                          ------------  -----------
Total                                        5,056,136    3,583,678
                                          ------------  -----------
CLASS C
  Proceeds from sales of shares (310,354
    and 88,996 shares, respectively)         6,688,778    1,633,483
  Net asset value of shares issued from
    reinvestment of distributions
    (27,094 and 1,890 shares,
    respectively)                              566,265       32,392
  Cost of shares repurchased (19,107 and
    3,466 shares, respectively)               (418,978)     (65,089)
                                          ------------  -----------
Total                                        6,836,065    1,600,786
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      23,939,304   13,230,507
                                          ------------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     38,069,620   24,201,910
NET ASSETS
  Beginning of period                       72,923,330   48,721,420
                                          ------------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($166,190) AND $0, RESPECTIVELY]      $110,992,950  $72,923,330
                                          ============  ===========

                       See Notes to Financial Statements                      15

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS X
                                                 --------------------------------------------------------------------
                                                 SIX MONTHS                                                   FROM
                                                    ENDED               YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00        ------------------------------------      3/8/96 TO
                                                 (UNAUDITED)          1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.92       $  16.46      $  16.43      $  13.74       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.01)(1)      (0.04)(1)      0.00(1)       0.03          0.03
  Net realized and unrealized gain (loss)              6.27           5.11          1.28          3.50          3.71
                                                    -------       --------      --------      --------       -------
      TOTAL FROM INVESTMENT OPERATIONS                 6.26           5.07          1.28          3.53          3.74
                                                    -------       --------      --------      --------       -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --             --         (0.02)        (0.07)           --
  Dividends from net realized gains                   (2.54)         (1.61)        (1.23)        (0.77)           --
                                                    -------       --------      --------      --------       -------
      TOTAL DISTRIBUTIONS                             (2.54)         (1.61)        (1.25)        (0.84)           --
                                                    -------       --------      --------      --------       -------
Change in net asset value                              3.72           3.46          0.03          2.69          3.74
                                                    -------       --------      --------      --------       -------
NET ASSET VALUE, END OF PERIOD                      $ 23.64       $  19.92      $  16.46      $  16.43       $ 13.74
                                                    =======       ========      ========      ========       =======
Total return                                          32.49%(4)     32.19%          8.48%        27.27%        37.40%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $42,945        $35,695       $30,713       $34,093       $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.06%(3)      1.16%          1.14%         1.52%(5)      0.81%(3)(5)
  Net investment income (loss)                        (0.06)%(3)    (0.20)%         0.02%         0.31%         0.76%(3)
Portfolio turnover                                       53%(4)       169%           166%       145.69%        87.66%(4)

                                                                               CLASS A
                                                 --------------------------------------------------------------------
                                                 SIX MONTHS                                                   FROM
                                                    ENDED               YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00        ------------------------------------      3/8/96 TO
                                                 (UNAUDITED)          1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.57       $  16.23      $  16.28      $  13.63       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.03)(1)      (0.09)(1)     (0.06)(1)     (0.08)          --
  Net realized and unrealized gain                     6.13           5.04          1.24          3.50         3.63
                                                    -------       --------      --------      --------       ------
      TOTAL FROM INVESTMENT OPERATIONS                 6.10           4.95          1.18          3.42         3.63
                                                    -------       --------      --------      --------       ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --             --            --            --           --
  Dividends from net realized gains                   (2.54)         (1.61)        (1.23)        (0.77)          --
                                                    -------       --------      --------      --------       ------
      TOTAL DISTRIBUTIONS                             (2.54)         (1.61)        (1.23)        (0.77)          --
                                                    -------       --------      --------      --------       ------
Change in net asset value                              3.56           3.34         (0.05)         2.65         3.63
                                                    -------       --------      --------      --------       ------
NET ASSET VALUE, END OF PERIOD                      $ 23.13       $  19.57      $  16.23      $  16.28       $13.63
                                                    =======       ========      ========      ========       ======
Total return(2)                                       32.24%(4)     31.89%         7.93%        26.51%        36.30%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $48,278        $31,001       $17,364        $6,013         $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.31%(3)      1.44%         1.55%         2.48%(6)      1.46%(3)(6)
  Net investment income (loss)                        (0.30)%(3)    (0.49)%       (0.36)%       (0.62)%        0.16%(3)
Portfolio turnover                                       53%(4)       169%          166%       145.69%        87.66%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.

16
                       See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS B
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $ 19.28            $16.19           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         (0.15)            (0.31)           (0.04)
  Net realized and unrealized gain (loss)                  6.04              5.01            (2.48)
                                                        -------            ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                     5.89              4.70            (2.52)
                                                        -------            ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                --               --
  Dividends from net realized gains                       (2.54)            (1.61)              --
                                                        -------            ------           ------
      TOTAL DISTRIBUTIONS                                 (2.54)            (1.61)              --
                                                        -------            ------           ------
Change in net asset value                                  3.35              3.09            (2.52)
                                                        -------            ------           ------
NET ASSET VALUE, END OF PERIOD                          $ 22.63            $19.28           $16.19
                                                        =======            ======           ======
Total return(2)                                           31.60%(4)         30.31%          (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $10,431            $4,395             $519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.44%(3)          2.60%(5)         2.60%(3)(5)
  Net investment income (loss)                            (1.42)%(3)        (1.66)%          (1.12)%(3)
Portfolio turnover                                           53%(4)           169%             166%(4)

                                                                         CLASS C
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $19.25             $16.18           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                        (0.17)             (0.32)           (0.06)
  Net realized and unrealized gain (loss)                 6.04               5.00            (2.47)
                                                        ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                    5.87               4.68            (2.53)
                                                        ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                      --                 --               --
  Dividends from net realized gains                      (2.54)             (1.61)              --
                                                        ------             ------           ------
      TOTAL DISTRIBUTIONS                                (2.54)             (1.61)              --
                                                        ------             ------           ------
Change in net asset value                                 3.33               3.07            (2.53)
                                                        ------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $22.58             $19.25           $16.18
                                                        ======             ======           ======
Total return(2)                                          31.54%(4)          30.20%          (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $9,339             $1,833             $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                      2.55%(3)           2.60%(6)         2.60%(3)(6)
  Net investment income (loss)                           (1.55)%(3)         (1.66)%          (1.39)%(3)
Portfolio turnover                                          53%(4)            169%             166%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.

                       See Notes to Financial Statements

Phoenix-Seneca Mid-Cap 'EDGE'-SM- Fund

                         INVESTMENTS AT MARCH 31, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  -----------
COMMON STOCKS--87.6%

BANKS (REGIONAL)--0.2%
UnionBanCal Corp........................         4,670  $   128,717

BIOTECHNOLOGY--3.7%
MedImmune, Inc. (b).....................        12,710    2,213,129
BROADCASTING (TELEVISION, RADIO & CABLE)--4.3%
EchoStar Communications Corp.(b)........        33,060    2,611,740

COMMUNICATIONS EQUIPMENT--13.3%
Aspect Communications Corp.(b)..........        38,240    1,417,270
Comverse Technology, Inc.(b)............         6,645    1,255,905
Metricom, Inc.(b).......................        13,630      632,091
Scientific-Atlanta, Inc.................        39,700    2,518,469
Spectrasite Holdings, Inc.(b)...........        51,120    1,447,335
Tut Systems, Inc.(b)....................        13,160      783,842
                                                        -----------
                                                          8,054,912
                                                        -----------
COMPUTERS (HARDWARE)--9.8%
Alteon Websystems, Inc.(b)..............        23,930    1,962,260
Copper Mountain Networks, Inc.(b).......        26,000    2,130,375
Extreme Networks, Inc.(b)...............        23,330    1,843,070
                                                        -----------
                                                          5,935,705
                                                        -----------
COMPUTERS (SOFTWARE & SERVICES)--10.7%
Liberate Technologies, Inc.(b)..........        19,350    1,214,212
Mercury Interactive Corp.(b)............        18,520    1,467,710
Network Associates, Inc.(b).............        49,810    1,606,372
Vignette Corp.(b).......................         9,750    1,562,437
webMethods, Inc.(b).....................         2,620      632,403
                                                        -----------
                                                          6,483,134
                                                        -----------
ELECTRICAL EQUIPMENT--3.9%
SPX Corp.(b)............................        20,920    2,383,573

ELECTRONICS (INSTRUMENTATION)--5.1%
Credence Systems Corp.(b)...............        13,310    1,665,414
PerkinElmer, Inc........................        21,140    1,405,810
                                                        -----------
                                                          3,071,224
                                                        -----------

                                               SHARES      VALUE
                                              --------  -----------

ELECTRONICS (SEMICONDUCTORS)--10.0%
Fairchild Semiconductor Corp. Class
A(b)....................................        55,410  $ 2,022,465
International Rectifier Corp.(b)........        34,650    1,321,031
Intersil Holding Corp.(b)...............         5,550      286,866
LSI Logic Corp.(b)......................        27,660    2,008,808
SDL, Inc.(b)............................         1,840      391,690
                                                        -----------
                                                          6,030,860
                                                        -----------

EQUIPMENT (SEMICONDUCTOR)--3.0%
KLA-Tencor Corp.(b).....................        21,900    1,845,075

HEALTH CARE (HOSPITAL MANAGEMENT)--2.4%
Tenet Healthcare Corp...................        64,090    1,474,070

INSURANCE (PROPERTY-CASUALTY)--3.3%
MGIC Investment Corp....................        45,600    1,989,300

OIL & GAS (DRILLING & EQUIPMENT)--8.5%
Nabors Industries, Inc.(b)..............        58,590    2,274,024
Weatherford International, Inc.(b)......        48,480    2,857,290
                                                        -----------
                                                          5,131,314
                                                        -----------

PAPER & FOREST PRODUCTS--3.8%
Mead Corp. (The)........................        38,480    1,344,395
Smurfit-Stone Container Corp.(b)........        54,980      931,224
                                                        -----------
                                                          2,275,619
                                                        -----------

RETAIL (HOME SHOPPING)--0.2%
HomeGrocer.com(b).......................         9,040       93,790

SERVICES (COMMERCIAL & CONSUMER)--5.1%
Convergys Corp.(b)......................        36,490    1,409,426
Crown Castle International Corp.(b).....        44,300    1,677,863
                                                        -----------
                                                          3,087,289
                                                        -----------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
Nextel Partners, Inc. Class A(b)........         6,330      183,570
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $44,669,273)                            52,993,021
-------------------------------------------------------------------

18                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap 'EDGE'-SM- Fund

                                               SHARES      VALUE
                                              --------  -----------
FOREIGN COMMON STOCKS--4.3%

COMMUNICATIONS EQUIPMENT--2.1%
NDS Group PLC Sponsored ADR (United
Kingdom)(b).............................        17,420  $ 1,228,110

ELECTRONICS (SEMICONDUCTORS)--2.2%
Chartered Semiconductor Manufacturing
Ltd. ADR (Singapore)(b).................        14,270    1,344,947
-------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,678,404)                              2,573,057
-------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--91.9%
(IDENTIFIED COST $46,347,677)                            55,566,078
-------------------------------------------------------------------

                                               PAR
                                              VALUE
                                              (000)      VALUE
                                              ------  -----------
SHORT-TERM OBLIGATIONS--12.2%

REPURCHASE AGREEMENT--12.2%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 3/31/00 due
4/3/00, repurchase price $7,416,626
collateralized by U.S. Treasury Bond
8.875%, 2/15/19, market value
$7,568,476..............................      $7,414  $ 7,414,000
-----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,414,000)                            7,414,000
-----------------------------------------------------------------

TOTAL INVESTMENTS--104.1%
(IDENTIFIED COST $53,761,677)                                 62,980,078(a)
Cash and receivables, less liabilities--(4.1%)                (2,462,301)
                                                             -----------
NET ASSETS--100.0%                                           $60,517,777
                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,285,051 and gross depreciation of $4,066,650 for federal income tax purposes. At March 31, 2000, the aggregate cost of securities for federal income tax purposes was $53,761,677.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $53,761,677)                               $62,980,078
Cash                                                                   99
Receivables
  Fund shares sold                                                469,500
  Investment securities sold                                      103,436
  Dividends and interest                                            9,973
Deferred organization expenses                                      8,183
Prepaid expenses                                                      407
                                                              -----------
    Total assets                                               63,571,676
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased                               2,861,860
  Fund shares repurchased                                          26,569
  Distribution fee                                                 38,646
  Investment advisory fee                                          27,487
  Transfer agent fee                                               17,458
  Financial agent fee                                               6,519
  Trustees' fee                                                     4,711
Accrued expenses                                                   70,649
                                                              -----------
    Total liabilities                                           3,053,899
                                                              -----------
NET ASSETS                                                    $60,517,777
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $39,922,368
Undistributed net investment loss                                (218,411)
Accumulated net realized gain                                  11,595,419
Net unrealized appreciation                                     9,218,401
                                                              -----------
NET ASSETS                                                    $60,517,777
                                                              ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $19,033,828)                653,036
Net asset value and offering price per share                       $29.15
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $27,242,893)                946,792
Net asset value per share                                          $28.77
Offering price per share $28.77/(1-4.75%)                          $30.20
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,986,132)                 247,163
Net asset value and offering price per share                       $28.27
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,254,924)                 256,751
Net asset value and offering price per share                       $28.26

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    71,041
Dividends                                                          29,285
                                                              -----------
    Total investment income                                       100,326
                                                              -----------
EXPENSES
Investment advisory fee                                           146,509
Distribution fee, Class A                                          19,069
Distribution fee, Class B                                          17,579
Distribution fee, Class C                                          16,568
Financial agent fee                                                35,733
Transfer agent                                                     43,873
Registration                                                       22,447
Printing                                                           17,052
Trustees                                                            9,797
Professional                                                        8,535
Amortization of deferred organization expenses                      5,344
Custodian                                                           5,509
Miscellaneous                                                       8,129
                                                              -----------
    Total expenses                                                356,144
    Less expenses borne by investment adviser                     (37,407)
                                                              -----------
    Net expenses                                                  318,737
                                                              -----------
NET INVESTMENT LOSS                                              (218,411)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                12,118,198
Net change in unrealized appreciation (depreciation) on
  investments                                                   7,027,651
                                                              -----------
NET GAIN ON INVESTMENTS                                        19,145,849
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $18,927,438
                                                              ===========

20                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            3/31/00    Year Ended
                                          (Unaudited)    9/30/99
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  (218,411) $  (275,816)
  Net realized gain (loss)                 12,118,198    2,299,388
  Net change in unrealized appreciation
    (depreciation)                          7,027,651    2,415,950
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              18,927,438    4,439,522
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class X              (1,167,782)    (355,856)
  Net realized gains, Class A                (936,282)    (166,088)
  Net realized gains, Class B                (259,773)     (11,063)
  Net realized gains, Class C                (178,774)      (9,446)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (2,542,611)    (542,453)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (64,021
    and 143,563 shares, respectively)       1,815,929    2,478,919
  Net asset value of shares issued from
    reinvestment of distributions
    (53,135 and 21,703 shares,
    respectively)                           1,166,309      354,621
  Cost of shares repurchased (62,483 and
    214,035 shares, respectively)          (1,360,397)  (3,757,537)
                                          -----------  -----------
Total                                       1,621,841     (923,997)
                                          -----------  -----------
CLASS A
  Proceeds from sales of shares (622,880
    and 228,931 shares, respectively)      15,180,181    3,836,768
  Net asset value of shares issued from
    reinvestment of distributions
    (38,207 and 10,097 shares,
    respectively)                             828,330      163,976
  Cost of shares repurchased (81,117 and
    138,776 shares, respectively)          (2,055,859)  (2,331,488)
                                          -----------  -----------
Total                                      13,952,652    1,669,256
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (148,373
    and 86,897 shares, respectively)        3,850,698    1,460,274
  Net asset value of shares issued from
    reinvestment of distributions
    (7,356 and 684 shares, respectively)      157,061       11,062
  Cost of shares repurchased (4,846 and
    1,900 shares, respectively)              (124,722)     (31,603)
                                          -----------  -----------
Total                                       3,883,037    1,439,733
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (200,644
    and 49,078 shares, respectively)        4,926,287      821,159
  Net asset value of shares issued from
    reinvestment of distributions
    (6,695 and 402 shares, respectively)      142,940        6,510
  Cost of shares repurchased (6,615 and
    991 shares, respectively)                (141,491)     (16,970)
                                          -----------  -----------
Total                                       4,927,736      810,699
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     24,385,266    2,995,691
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    40,770,093    6,892,760
NET ASSETS
  Beginning of period                      19,747,684   12,854,924
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($218,411) AND $0, RESPECTIVELY]      $60,517,777  $19,747,684
                                          ===========  ===========

                       See Notes to Financial Statements                      21

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS X
                                                 --------------------------------------------------------------------
                                                 SIX MONTHS                                                   FROM
                                                    ENDED               YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00        ------------------------------------      3/8/96 TO
                                                 (UNAUDITED)          1999          1998          1997       9/30/96
Net asset value, beginning of period               $17.78         $  13.81      $  16.47      $  14.97      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      (0.11)(1)        (0.21)(1)     (0.23)(1)     (0.17)         0.01
  Net realized and unrealized gain (loss)           13.54             4.72         (0.58)         1.84          4.96
                                                   ------         --------      --------      --------      --------
      TOTAL FROM INVESTMENT OPERATIONS              13.43             4.51         (0.81)         1.67          4.97
                                                   ------         --------      --------      --------      --------
LESS DISTRIBUTIONS:
  Dividends from net investment income                 --               --            --         (0.07)           --
  Dividends from net realized gains                 (2.06)           (0.54)        (1.85)        (0.10)           --
                                                   ------         --------      --------      --------      --------
      TOTAL DISTRIBUTIONS                           (2.06)           (0.54)        (1.85)        (0.17)           --
                                                   ------         --------      --------      --------      --------
Change in net asset value                           11.37             3.97         (2.66)         1.50          4.97
                                                   ------         --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                     $29.15         $  17.78      $  13.81      $  16.47      $  14.97
                                                   ======         ========      ========      ========      ========
Total return                                        79.32%(4)       33.02%        (4.22)%       11.39%         49.70%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $19,034          $10,640        $8,940        $9,390        $7,428

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.43%(3)(5)     1.96%         2.10%(5)      1.74%(5)       0.90%(3)(5)
  Net investment income (loss)                      (0.89)%(3)      (1.27)%       (1.49)%       (0.97)%         0.27%(3)
Portfolio turnover                                     95%(4)         192%          206%       283.60%         72.34%(4)

                                                                               CLASS A
                                                 --------------------------------------------------------------------
                                                 SIX MONTHS                                                   FROM
                                                    ENDED               YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00        ------------------------------------      3/8/96 TO
                                                 (UNAUDITED)          1999          1998          1997       9/30/96
Net asset value, beginning of period               $17.60         $  13.75      $  16.49      $  14.94      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      (0.13)(1)        (0.31)(1)     (0.30)(1)     (0.25)        (0.01)
  Net realized and unrealized gain (loss)           13.36             4.70         (0.59)         1.90          4.95
                                                   ------         --------      --------      --------      --------
      TOTAL FROM INVESTMENT OPERATIONS              13.23             4.39         (0.89)         1.65          4.94
                                                   ------         --------      --------      --------      --------
LESS DISTRIBUTIONS:
  Dividends from net investment income                 --               --            --            --            --
  Dividends from net realized gains                 (2.06)           (0.54)        (1.85)        (0.10)           --
                                                   ------         --------      --------      --------      --------
      TOTAL DISTRIBUTIONS                           (2.06)           (0.54)        (1.85)        (0.10)           --
                                                   ------         --------      --------      --------      --------
Change in net asset value                           11.17             3.85         (2.74)         1.55          4.94
                                                   ------         --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                     $28.77         $  17.60      $  13.75      $  16.49      $  14.94
                                                   ======         ========      ========      ========      ========
Total return(2)                                     78.98%(4)       32.27%        (4.74)%       11.25%         49.30%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $27,243           $6,457        $3,666        $2,419        $1,355

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.63%(3)(6)     2.51%         2.70%(6)      2.37%(6)       1.55%(3)(6)
  Net investment income (loss)                      (1.08)%(3)      (1.81)%       (1.95)%       (1.60)%        (0.46)%(3)
Portfolio turnover                                     95%(4)         192%          206%       283.60%         72.34%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.54%, 2.38%, 2.77% and 5.73% for the periods ended March 31, 2000 and September 30, 1998, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.74%, 2.74%, 4.32% and 9.73% for the periods ended March 31, 2000 and September 30, 1998, 1997 and 1996, respectively.

22
                       See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS B
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $17.41             $13.73           $17.15
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                        (0.25)             (0.47)           (0.09)
  Net realized and unrealized gain (loss)                13.17               4.69            (3.33)
                                                        ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                   12.92               4.22            (3.42)
                                                        ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                      --                 --               --
  Dividends from net realized gains                      (2.06)             (0.54)              --
                                                        ------             ------           ------
      TOTAL DISTRIBUTIONS                                (2.06)             (0.54)              --
                                                        ------             ------           ------
Change in net asset value                                10.86               3.68            (3.42)
                                                        ------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $28.27             $17.41           $13.73
                                                        ======             ======           ======
Total return(2)                                          78.03%(4)          31.05%          (19.94)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $6,986             $1,676             $145

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                   2.69%(3)           3.45%            3.45%(3)
  Net investment income (loss)                           (2.14)%(3)         (2.78)%          (2.45)%(3)
Portfolio turnover                                          95%(4)            192%             206%(4)

                                                                         CLASS C
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $17.40             $13.72           $17.15
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                        (0.24)             (0.47)           (0.09)
  Net realized and unrealized gain (loss)                13.16               4.69            (3.34)
                                                        ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                   12.92               4.22            (3.43)
                                                        ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                      --                 --               --
  Dividends from net realized gains                      (2.06)             (0.54)              --
                                                        ------             ------           ------
      TOTAL DISTRIBUTIONS                                (2.06)             (0.54)              --
                                                        ------             ------           ------
Change in net asset value                                10.86               3.68            (3.43)
                                                        ------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $28.26             $17.40           $13.72
                                                        ======             ======           ======
Total return(2)                                          78.07%(4)          31.07%          (20.00)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $7,255               $975             $103

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                   2.58%(3)           3.45%            3.45%(3)
  Net investment income (loss)                           (2.03)%(3)         (2.78)%          (2.44)%(3)
Portfolio turnover                                          95%(4)            192%             206%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.22%, 6.33% and 20.80% for the periods ended March 31, 2000 and September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.26%, 9.03% and 21.14% for the periods ended March 31, 2000 and September 30, 1999 and 1998, respectively.

                       See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                         INVESTMENTS AT MARCH 31, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  -----------
COMMON STOCKS--84.6%
REAL ESTATE INVESTMENT TRUSTS--67.9%
DIVERSIFIED--4.9%
Pacific Gulf Properties, Inc............        41,290  $   810,316
INDUSTRIAL/OFFICE--21.5%

INDUSTRIAL--3.3%
First Industrial Realty Trust, Inc......        20,000      545,000

MORTGAGE BACKED--3.0%
Northstar Financial Corp.(b)(c).........        35,000      494,375

OFFICE--15.2%
Equity Office Properties Trust..........        45,100    1,133,137
Mack-Cali Realty Corp...................        27,600      703,800
Spieker Properties, Inc.................        15,000      667,500
                                                        -----------
                                                          2,504,437
                                                        -----------
-------------------------------------------------------------------
TOTAL INDUSTRIAL/ OFFICE                                  3,543,812
-------------------------------------------------------------------
RESIDENTIAL--28.5%

APARTMENTS--20.2%
Archstone Communities Trust.............        32,996      657,858
Avalonbay Communities, Inc..............        20,750      759,969
Equity Residential Properties Trust.....        28,200    1,133,287
Essex Property Trust, Inc...............        21,750      783,000
                                                        -----------
                                                          3,334,114
                                                        -----------

MANUFACTURED HOMES--8.3%
Chateau Communities, Inc................        23,700      604,350
Manufactured Home Communities, Inc......        33,200      767,750
                                                        -----------
                                                          1,372,100
                                                        -----------
-------------------------------------------------------------------
TOTAL RESIDENTIAL                                         4,706,214
-------------------------------------------------------------------
RETAIL--13.0%
REGIONAL MALLS--13.0%
Macerich Co. (The)......................        38,400      792,000
Simon Property Group, Inc...............        20,415      489,960

                                               SHARES      VALUE
                                              --------  -----------
REGIONAL MALLS--CONTINUED
Urban Shopping Centers, Inc.............        30,000  $   871,875
                                                        -----------
                                                          2,153,835
                                                        -----------
-------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $11,988,293)                            11,214,177
-------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--16.7%

CONSUMER FINANCE--5.1%
Countrywide Credit Industries, Inc......        31,100      847,475

FINANCIAL (DIVERSIFIED)--4.6%
Freddie Mac.............................        17,000      751,188

INSURANCE (PROPERTY--CASUALTY)--7.0%
Fidelity National Financial, Inc........         5,600       77,350
Radian Group, Inc.......................        22,500    1,071,563
                                                        -----------
                                                          1,148,913
                                                        -----------
-------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $2,742,445)                              2,747,576
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $14,730,738)                            13,961,753
-------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--7.6%

REAL ESTATE INVESTMENT TRUSTS--7.6%

DIVERSIFIED--4.1%
Glenborough Realty Trust, Inc. Series A
Cv. Pfd. 7.75%..........................        45,650      679,044

INDUSTRIAL/OFFICE--3.5%

OFFICE--3.5%
Reckson Associates Realty Corp. Series A
Cv. Pfd. 7.625%.........................        30,000      568,125
-------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $1,660,865)                              1,247,169
-------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,660,865)                              1,247,169
-------------------------------------------------------------------

24                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  -----------
SHORT-TERM OBLIGATIONS--7.6%

REPURCHASE AGREEMENT--7.6%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 3/31/00 due
4/3/00, repurchase price $1,254,444
collateralized by U.S. Treasury Bond
8.875%, 2/15/19, market value
$1,283,012..............................      $  1,254  $ 1,254,000
-------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,254,000)                              1,254,000
-------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $17,645,603)                                 16,462,922(a)
Cash and receivables, less liabilities--0.2%                      39,977
                                                             -----------
NET ASSETS--100.0%                                           $16,502,899
                                                             ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $575,562 and gross depreciation of $1,886,963 for federal income tax purposes. At March 31, 2000, the aggregate cost of securities for federal income tax purposes was $17,774,323.
(b)  Non-income producing.
(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                       See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $17,645,603)                               $16,462,922
Receivables                                                           480
  Dividends and interest                                          153,339
  Fund shares sold                                                  6,215
Deferred organization expenses                                      8,183
Prepaid expenses                                                      633
                                                              -----------
    Total assets                                               16,631,772
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased                                  41,468
  Transfer agent fee                                               13,148
  Investment advisory fee                                           9,645
  Financial agent fee                                               5,068
  Trustees' fee                                                     4,711
  Distribution fee                                                  1,371
Accrued expenses                                                   53,462
                                                              -----------
    Total liabilities                                             128,873
                                                              -----------
NET ASSETS                                                    $16,502,899
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $22,131,188
Undistributed net investment income                                51,043
Accumulated net realized loss                                  (4,496,651)
Net unrealized depreciation                                    (1,182,681)
                                                              -----------
NET ASSETS                                                    $16,502,899
                                                              ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $15,240,729)              1,576,421
Net asset value and offering price per share                        $9.67
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $890,995)                    93,633
Net asset value per share                                           $9.52
Offering price per share $9.52/(1-4.75%)                            $9.99
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $165,736)                    17,414
Net asset value and offering price per share                        $9.52
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $205,439)                    21,588
Net asset value and offering price per share                        $9.52

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   585,836
Interest                                                           16,938
                                                              -----------
    Total investment income                                       602,774
                                                              -----------
EXPENSES
Investment advisory fee                                            70,862
Distribution fee, Class A                                           1,151
Distribution fee, Class B                                             766
Distribution fee, Class C                                             981
Financial agent fee                                                27,542
Transfer agent                                                     36,624
Registration                                                       16,134
Professional                                                        9,277
Trustees                                                            8,798
Printing                                                            8,147
Amortization of deferred organization expenses                      5,344
Custodian                                                           3,343
Miscellaneous                                                       7,636
                                                              -----------
    Total expenses                                                196,605
    Less expenses borne by investment adviser                     (32,523)
                                                              -----------
    Net expenses                                                  164,082
                                                              -----------
NET INVESTMENT INCOME                                             438,692
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                (3,832,921)
Net change in unrealized appreciation (depreciation) on
  investments                                                   3,908,486
                                                              -----------
NET GAIN ON INVESTMENTS                                            75,565
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   514,257
                                                              ===========

26                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            3/31/00      Year Ended
                                          (Unaudited)     9/30/99
                                          -----------  --------------
FROM OPERATIONS
  Net investment income (loss)            $   438,692   $   940,282
  Net realized gain (loss)                 (3,832,921)     (655,001)
  Net change in unrealized appreciation
    (depreciation)                          3,908,486    (1,715,439)
                                          -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 514,257    (1,430,158)
                                          -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X             (569,997)     (837,674)
  Net investment income, Class A              (31,652)      (38,060)
  Net investment income, Class B               (3,448)       (4,962)
  Net investment income, Class C               (5,740)       (3,646)
  Net realized gains, Class X                      --      (499,713)
  Net realized gains, Class A                      --       (30,097)
  Net realized gains, Class B                      --        (4,310)
  Net realized gains, Class C                      --        (2,368)
                                          -----------   -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (610,837)   (1,420,830)
                                          -----------   -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (35,328
    and 210,923 shares, respectively)         332,961     2,123,311
  Net asset value of shares issued from
    reinvestment of distributions
    (60,871 and 132,293 shares,
    respectively)                             558,745     1,320,535
  Cost of shares repurchased (309,745
    and 515,264 shares, respectively)      (2,908,640)   (5,249,668)
                                          -----------   -----------
Total                                      (2,016,934)   (1,805,822)
                                          -----------   -----------
CLASS A
  Proceeds from sales of shares (20,786
    and 21,611 shares, respectively)          189,735       225,249
  Net asset value of shares issued from
    reinvestment of distributions
    (3,379 and 6,494 shares,
    respectively)                              30,421        64,196
  Cost of shares repurchased (26,781 and
    55,264 shares, respectively)             (244,187)     (559,210)
                                          -----------   -----------
Total                                         (24,031)     (269,765)
                                          -----------   -----------
CLASS B
  Proceeds from sales of shares (5,268
    and 11,520 shares, respectively)           49,302       120,191
  Net asset value of shares issued from
    reinvestment of distributions
    (383 and 933 shares, respectively)          3,447         9,271
  Cost of shares repurchased (8,913 and
    0 shares, respectively)                   (80,037)           --
                                          -----------   -----------
Total                                         (27,288)      129,462
                                          -----------   -----------
CLASS C
  Proceeds from sales of shares (49 and
    12,513 shares, respectively)                  450       124,671
  Net asset value of shares issued from
    reinvestment of distributions
    (585 and 589 shares, respectively)          5,262         5,859
  Cost of shares repurchased (1 and 125
    shares, respectively)                          (3)       (1,280)
                                          -----------   -----------
Total                                           5,709       129,250
                                          -----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (2,062,544)   (1,816,875)
                                          -----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS    (2,159,124)   (4,667,863)
NET ASSETS
  Beginning of period                      18,662,023    23,329,886
                                          -----------   -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $51,043 AND $223,188, RESPECTIVELY]   $16,502,899   $18,662,023
                                          ===========   ===========

                       See Notes to Financial Statements                      27

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS X
                                                 ---------------------------------------------------------------------
                                                 SIX MONTHS                                                    FROM
                                                    ENDED               YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00        ------------------------------------      3/12/96 TO
                                                 (UNAUDITED)          1999          1998          1997       9/30/96
Net asset value, beginning of period                $  9.69       $  11.11      $  14.71      $  11.10       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.25(1)        0.47(1)       0.54          0.13          0.13
  Net realized and unrealized gain (loss)              0.09          (1.20)        (3.10)         3.77          1.10
                                                    -------       --------      --------      --------       -------
      TOTAL FROM INVESTMENT OPERATIONS                 0.34          (0.73)        (2.56)         3.90          1.23
                                                    -------       --------      --------      --------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.36)         (0.44)        (0.46)        (0.28)        (0.13)
  Dividends from net realized gains                      --          (0.25)        (0.58)        (0.01)           --
                                                    -------       --------      --------      --------       -------
      TOTAL DISTRIBUTIONS                             (0.36)         (0.69)        (1.04)        (0.29)        (0.13)
                                                    -------       --------      --------      --------       -------
Change in net asset value                             (0.02)         (1.42)        (3.60)         3.61          1.10
                                                    -------       --------      --------      --------       -------
NET ASSET VALUE, END OF PERIOD                      $  9.67       $   9.69      $  11.11      $  14.71       $ 11.10
                                                    =======       ========      ========      ========       =======
Total return                                           3.75%(4)     (6.66)%      (18.33)%        35.44%        12.39%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $15,241        $17,346       $21,794       $28,193        $1,073

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.86%(3)      1.66%         1.47%          1.99%(5)      1.00%(3)(5)
  Net investment income (loss)                         5.36%(3)      4.50%         4.14%          2.38%         4.39%(3)
Portfolio turnover                                       23%(4)         5%           53%         75.68%        30.70%(4)

                                                                                 CLASS A
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS                                                      FROM
                                                    ENDED                 YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00          ------------------------------------      3/12/96 TO
                                                 (UNAUDITED)            1999          1998          1997       9/30/96
Net asset value, beginning of period                $  9.54         $  11.00      $  14.68      $  11.08       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.19(1)          0.32(1)       0.35          0.03          0.13
  Net realized and unrealized gain (loss)              0.10            (1.19)        (3.08)         3.78          1.08
                                                    -------         --------      --------      --------       -------
      TOTAL FROM INVESTMENT OPERATIONS                 0.29            (0.87)        (2.73)         3.81          1.21
                                                    -------         --------      --------      --------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.31)           (0.34)        (0.37)        (0.20)        (0.13)
  Dividends from net realized gains                      --            (0.25)        (0.58)        (0.01)           --
                                                    -------         --------      --------      --------       -------
      TOTAL DISTRIBUTIONS                             (0.31)           (0.59)        (0.95)        (0.21)        (0.13)
                                                    -------         --------      --------      --------       -------
Change in net asset value                             (0.02)           (1.46)        (3.68)         3.60          1.08
                                                    -------         --------      --------      --------       -------
NET ASSET VALUE, END OF PERIOD                      $  9.52         $   9.54      $  11.00      $  14.68       $ 11.08
                                                    =======         ========      ========      ========       =======
Total return(2)                                        3.18%(4)       (7.97)%      (19.52)%        34.54%        12.22%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $891             $919        $1,357        $3,176          $222

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   3.05%(3)(6)     3.05%(6)      2.76%          2.91%(6)      1.65%(3)(6)
  Net investment income (loss)                         4.16%(3)        3.13%         2.45%          1.37%         4.61%(3)
Portfolio turnover                                       23%(4)           5%           53%         75.68%        30.70%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99% and 53.04% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.80%, 4.27%, 3.79% and 73.01% for the periods ended March 31, 2000 and September 30, 1999, 1997 and 1996, respectively.

28
                       See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS B
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                     $9.55             $11.01           $12.58
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.13(1)            0.29(1)          0.07
  Net realized and unrealized gain                        0.11              (1.22)           (1.58)
                                                         -----             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                    0.24              (0.93)           (1.51)
                                                         -----             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.27)             (0.28)           (0.06)
  Dividends from net realized gains                         --              (0.25)              --
                                                         -----             ------           ------
      TOTAL DISTRIBUTIONS                                (0.27)             (0.53)           (0.06)
                                                         -----             ------           ------
Change in net asset value                                (0.03)             (1.46)           (1.57)
                                                         -----             ------           ------
NET ASSET VALUE, END OF PERIOD                           $9.52             $ 9.55           $11.01
                                                         =====             ======           ======
Total return(2)                                           2.72%(4)          (8.59)%         (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $166               $197              $91

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                   3.80%(3)           3.80%            3.80%(3)
  Net investment income (loss)                            3.04%(3)           2.79%            2.50%(3)
Portfolio turnover                                          23%(4)              5%              53%(4)

                                                                         CLASS C
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                     $9.55             $11.01           $12.58
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.16(1)            0.29(1)          0.07
  Net realized and unrealized gain                        0.08              (1.22)           (1.58)
                                                         -----             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                    0.24              (0.93)           (1.51)
                                                         -----             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   (0.27)             (0.28)           (0.06)
  Dividends from net realized gains                         --              (0.25)              --
                                                         -----             ------           ------
      TOTAL DISTRIBUTIONS                                (0.27)             (0.53)           (0.06)
                                                         -----             ------           ------
Change in net asset value                                (0.03)             (1.46)           (1.57)
                                                         -----             ------           ------
NET ASSET VALUE, END OF PERIOD                           $9.52             $ 9.55           $11.01
                                                         =====             ======           ======
Total return(2)                                           2.72%(4)          (8.58)%         (11.97)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $205               $200              $88

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                   3.80%(3)           3.80%            3.80%(3)
  Net investment income (loss)                            3.48%(3)           2.80%            2.44%(3)
Portfolio turnover                                          23%(4)              5%              53%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 19.86%, 18.50% and 22.08% for the periods ended March 31, 2000 and September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 16.09%, 19.95% and 22.93% for the periods ended March 31, 2000 and September 30, 1999 and 1998, respectively.

                       See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Trust are divided into four series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and Phoenix-Seneca Real Estate Securities Fund (formerly Seneca Bond Fund, Seneca Growth Fund, Seneca Mid-Cap "EDGE"-SM- Fund and Seneca Real Estate Securities Fund, respectively). Each Fund has distinct investment objectives. Bond Fund seeks to generate a high level of current income and capital appreciation. Growth Fund seeks to achieve long-term capital appreciation. Mid-Cap "EDGE"-SM- Fund seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations between $500 million and $5 billion. Real Estate Securities Fund seeks to emphasize capital appreciation and income equally by investing primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

  Each Fund offers Class X (formerly Seneca Institutional), Class A (formerly Seneca Administrative), Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED) (CONTINUED)

treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. ORGANIZATION EXPENSE:

  In 1996, the Trust incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services to the Trust, the adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                               Adviser
                                                 Fee
                                               --------
Bond Fund....................................    0.50%
Growth Fund..................................    0.70%
Mid-Cap "EDGE"-SM- Fund......................    0.80%
Real Estate Securities Fund..................    0.85%

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED) (CONTINUED)

  The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Trust. PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  The Adviser voluntarily agreed to waive or reimburse each Fund's operating expenses until January 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets:

                             Class X    Class A    Class B    Class C
                             --------   --------   --------   --------
Bond Fund..................    0.90%      1.15%      1.90%      1.90%
Growth Fund................    1.25%      1.85%      2.60%      2.60%
Mid-Cap "EDGE"-SM- Fund....    1.15%      1.40%      2.15%      2.15%
Real Estate Securities
Fund.......................    2.35%      3.05%      3.80%      3.80%

  Prior to January 28, 2000, the Adviser voluntarily agreed to waive or reimburse the Mid-Cap "EDGE"-SM- Fund's operating expenses until January 31, 2001 to the extent that such expenses exceeded the following percentages of average annual net assets: 2.10% for Class X, 2.70% for Class A and 3.45% for Class B and Class C.

  PEPCO serves as the national distributor of the Trust's shares and has advised the Trust that it retained net selling commissions of $24,402 for Class A shares for the six months ended March 31, 2000. Deferred sales charges retained by PEPCO for the six months ended March 31, 2000 were $11,423 for Class B shares and $904 for Class C shares. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended March 31, 2000, $142,002 was retained by the Distributor, $45,801 was paid out to unaffiliated Participants and $2,663 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended March 31, 2000, transfer agent fees were $160,619 of which PEPCO retained $879 which is net of fees paid to State Street.

  At March 31, 2000, PHL and affiliates held Phoenix-Seneca Fund shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Bond Fund--Class X......................  1,568,254   $15,619,810
Bond Fund--Class A......................     10,487       104,031
Bond Fund--Class B......................     10,389       102,643
Bond Fund--Class C......................     10,378       102,638
Growth Fund--Class B....................        929        21,023
Growth Fund--Class C....................      6,651       150,180
Mid-Cap "EDGE"-SM- Fund--Class B........      6,646       187,882
Mid-Cap "EDGE"-SM- Fund--Class C........      6,646       187,816
Real Estate Securities Fund--Class B....      8,641        82,262
Real Estate Securities Fund--Class C....      8,641        82,262

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended March 31, 2000 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Bond Fund...............................   $10,665,819     $ 6,834,358
Growth Fund.............................    58,426,550      46,390,343
Mid-Cap "EDGE"-SM- Fund.................    49,611,673      31,961,408
Real Estate Securities Fund.............     3,700,894       6,922,200

  Purchases and sales of long-term U.S. Government and agency securities during the year ended March 31, 2000, aggregated $9,055,050 and $9,073,465, respectively, for the Bond Fund.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED) (CONTINUED)

5. OTHER

  As of March 31, 2000, the Funds had shareholders who each individually owned more than 10% of total net assets, none of whom are affiliated with PHL or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                           Number of    % of Total
                                          Shareholders  Net Assets
                                          ------------  ----------
Growth Fund.............................          1         10.5%
Real Estate Securities Fund.............          2         39.7%

6. CAPITAL LOSS CARRYOVERS

  At September 30, 1999, the Real Estate Securities Fund had a capital loss carryover of $24,701, expiring in 2007, which may be used to offset future capital gains.

7. SUBSEQUENT EVENT

  On April 28, 2000, the Phoenix-Seneca Growth Fund, a series of the Trust, will hold a special meeting of shareholders to vote on an agreement and plan of reorganization under which the Phoenix-Seneca Growth Fund will be combined with the Phoenix-Seneca Equity Opportunities Fund, a series of the Phoenix Strategic Equity Series Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix-Seneca Funds was held on March 15, 2000 to approve the following matter:

    1. Fix the number of trustees at fifteen and elect such number as detailed below.

On the record date for this meeting there were 194,843,181 shares outstanding and 51.45% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                                         FOR      WITHHELD
                                                      ----------  ---------
1. Election of Trustees
  Robert Chesek                                       99,560,396    692,791
  E. Virgil Conway                                    99,227,857  1,025,330
  William W. Crawford                                 99,561,639    691,548
  Harry Dalzell-Payne                                 99,561,499    691,688
  William N. Georgeson                                99,561,639    691,548
  Francis E. Jeffries                                 99,561,639    691,548
  Leroy Keith, Jr.                                    99,562,141    691,046
  Philip R. McLoughlin                                99,562,141    691,046
  Eileen A. Moran                                     99,562,141    691,046
  Everett L. Morris                                   99,562,141    691,046
  James M. Oates                                      99,562,141    691,046
  Richard A. Pavia                                    99,562,141    691,046
  Herbert Roth, Jr.                                   99,561,639    691,548
  Richard E. Segerson                                 99,561,639    691,548
  Lowell P. Weicker, Jr.                              99,478,303    774,884

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133

TRUSTEES AND OFFICERS
Robert Chesek, Trustee
E. Virgil Conway, Trustee
William W. Crawford, Trustee
Harry Dalzell-Payne, Trustee
William N. Georgeson, Trustee
Francis E. Jeffries, Trustee
Leroy Keith, Jr., Trustee
Eileen A. Moran, Trustee
Everett L. Morris, Trustee
James M. Oates, Trustee
Richard A. Pavia, Trustee
Herbert Roth, Jr., Trustee
Richard E. Segerson, Trustee
Lowell P. Weicker, Jr., Trustee
Philip R. McLoughlin, Chairman and Trustee
Gail P. Seneca, President
Thomas N. Steenburg, Secretary
Sandra J. Monticelli, Treasurer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P. O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

WWW.PHOENIXINVESTMENTS.COM
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PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 2200                                                PRSRT STD
Enfield CT 06083-2200                                      U.S. POSTAGE
                                                               PAID
                                                        Andrew Associates

[LOGO]  PHOENIX
        INVESTMENT PARTNERS

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or www.phoenixinvestments.com.

PXP 1140A (5/00)